COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Commitments Contingencies And Legal Proceedings
Properties and operating leases
Years Ended June 30,	Total
2019	$86,190
2020	90,379
2021	32,456
2022	-
2023	-
Beyond	-
Total	$209,025

Years Ended September 30,	Total
2018	$75,726
2019	119,600
2020	73,450
2021	-
2022	-
Beyond	-
Total	$268,776